FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03479


                     FRANKLIN NEW YORK TAX-FREE INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period: 8/31/09
                          -------


Item 1. Schedule of Investments.



Franklin New York Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
AUGUST 31, 2009

CONTENTS

Statement of Investments ..................................................    3
Notes to Statement of Investments .........................................   17

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED)

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    MUNICIPAL BONDS 97.9%
    NEW YORK 93.2%
    Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12 ..............   $ 4,320,000   $    4,335,293
    Albany IDA Civic Facility Revenue,
       Albany Medical Center Project, 6.00%, 5/01/19 .............................................     1,270,000        1,200,480
       Albany Medical Center Project, 6.00%, 5/01/29 .............................................     1,460,000        1,236,489
       St. Peter's Hospital Project, Series A, 5.25%, 11/15/27 ...................................     5,000,000        4,465,500
       St. Peter's Hospital Project, Series A, 5.25%, 11/15/32 ...................................     5,000,000        4,271,900
       St. Peter's Hospital Project, Series E, 5.50%, 11/15/27 ...................................     1,135,000        1,044,279
       St. Peter's Hospital Project, Series E, 5.25%, 11/15/32 ...................................     1,150,000          982,537
       St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.375%, 7/01/31 ..................     2,750,000        3,011,278
    Albany Parking Authority Revenue,
       Refunding, Series A, 5.625%, 7/15/20 ......................................................       555,000          606,648
       Refunding, Series A, 5.625%, 7/15/25 ......................................................       415,000          453,620
       Series A, Pre-Refunded, 5.625%, 7/15/20 ...................................................       695,000          759,336
       Series A, Pre-Refunded, 5.625%, 7/15/25 ...................................................       585,000          639,153
    Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty-Student Housing
       Corp.,
       Series A, AMBAC Insured, 5.125%, 8/01/20 ..................................................     1,410,000        1,466,062
       Series A, AMBAC Insured, 5.25%, 8/01/31 ...................................................     5,055,000        5,102,719
       Series B, AMBAC Insured, 5.625%, 8/01/20 ..................................................     1,690,000        1,759,915
       Series B, AMBAC Insured, 5.75%, 8/01/25 ...................................................     3,050,000        3,169,164
       Series B, AMBAC Insured, 5.75%, 8/01/30 ...................................................     3,440,000        3,562,086
       Series B, AMBAC Insured, 5.25%, 8/01/31 ...................................................     1,000,000        1,009,440
    Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
       11/01/24 ..................................................................................     9,000,000        9,489,600
       11/01/25 ..................................................................................    12,000,000       12,605,400
       11/01/26 ..................................................................................    14,250,000       14,924,025
    Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 .........................     3,845,000        4,609,078
    Dutchess County IDA Civic Facility Revenue, Vassar College Project, Pre-Refunded, 5.35%,
       9/01/40 ...................................................................................    16,000,000       17,558,080
    Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
       5.00%, 9/01/21 ............................................................................     2,835,000        2,949,931
       5.125%, 9/01/31 ...........................................................................     5,045,000        5,180,711
    Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
       10/01/30 ..................................................................................     3,000,000        3,006,120
       10/01/35 ..................................................................................     1,500,000        1,444,935
    Long Island Power Authority Electric System General Revenue, Series A, AMBAC Insured,
       5.00%, 9/01/34 ............................................................................    20,670,000       20,437,256
       Long Island Power Authority Electric System Revenue,
       General, Refunding, Series A, 6.00%, 5/01/33 ..............................................    42,000,000       45,890,460
       General, Refunding, Series B, 5.00%, 12/01/35 .............................................     5,000,000        4,920,600
       General, Series C, 5.00%, 9/01/35 .........................................................    16,000,000       15,748,320
       Series A, AMBAC Insured, 5.00%, 9/01/29 ...................................................    24,000,000       24,010,320
       Series C, BHAC Insured, 5.00%, 9/01/35 ....................................................     5,000,000        5,091,500
    Madison County IDA Civic Facility Revenue, Colgate University Project, Series B, 5.00%,
       7/01/33 ...................................................................................     2,000,000        2,026,260


                     Quarterly Statement of Investments | 3

Franklin New York Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    Middleburg Central School District GO, FGIC Insured,
       4.60%, 8/15/17 ............................................................................   $ 1,045,000   $    1,067,718
       4.625%, 8/15/18 ...........................................................................     1,155,000        1,178,192
       4.625%, 8/15/19 ...........................................................................     1,210,000        1,230,994
       4.75%, 8/15/20 ............................................................................     1,270,000        1,293,025
       4.75%, 8/15/21 ............................................................................     1,330,000        1,352,610
    Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 ...........     1,285,000        1,295,087
    Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
       Educational Services Project, Series A, XLCA Insured, 5.00%,
       7/01/29 ...................................................................................     5,710,000        5,032,680
       7/01/34 ...................................................................................     3,000,000        2,494,770
    MTA Commuter Facilities Revenue,
       Series 8, Pre-Refunded, 5.50%, 7/01/21 ....................................................     5,000,000        5,745,200
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 ......................................     8,655,000        9,355,622
       Series A, Pre-Refunded, 5.25%, 7/01/28 ....................................................    18,300,000       19,833,906
       Series R, Pre-Refunded, 5.50%, 7/01/17 ....................................................     2,000,000        2,380,780
    MTA Dedicated Tax Fund Revenue,
       Refunding, Series A, 5.00%, 11/15/30 ......................................................    25,000,000       25,130,250
       Series A, 5.50%, 11/15/39 .................................................................    22,845,000       23,831,447
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ......................................    27,260,000       28,148,131
       Series A, FSA Insured, 5.00%, 11/15/28 ....................................................    41,575,000       42,734,111
       Series A, FSA Insured, 5.00%, 11/15/32 ....................................................    71,685,000       73,295,045
       Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 .......................................    25,800,000       29,707,668
       Series A, MBIA Insured, 5.00%, 11/15/35 ...................................................    50,430,000       50,973,131
       Series A, NATL Insured, Pre-Refunded, 5.25%, 4/01/26 ......................................    20,500,000       21,556,775
       Series B, 5.00%, 11/15/34 .................................................................    60,000,000       60,761,400
       Series B, MBIA Insured, 4.75%, 11/15/26 ...................................................     5,200,000        5,250,180
    MTA Revenue,
       New York Dedicated Tax Fund, Series B, MBIA Insured, 5.00%, 11/15/31 ......................    40,000,000       40,796,400
       Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 ........................................    22,010,000       22,320,121
       Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ........................................    34,000,000       34,486,540
       Refunding, Series A, FSA Insured, 5.00%, 11/15/30 .........................................    68,130,000       69,190,784
       Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 .......................................    15,000,000       15,159,600
       Refunding, Series E, 5.25%, 11/15/31 ......................................................    15,000,000       15,126,150
       Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 .......................................     5,000,000        5,053,200
       Series A, 5.00%, 11/15/37 .................................................................    48,000,000       47,353,440
       Series A, FGIC Insured, 5.00%, 11/15/32 ...................................................    10,355,000       10,397,041
       Series B, 5.125%, 11/15/24 ................................................................    20,000,000       20,334,400
       Series B, 5.00%, 11/15/37 .................................................................    25,000,000       24,663,250
       Series B, Pre-Refunded, 5.25%, 11/15/32 ...................................................    28,720,000       33,074,814
       Transportation, Series A, 5.00%, 11/15/35 .................................................    43,895,000       43,574,566
       Transportation, Series C, 6.50%, 11/15/28 .................................................    15,000,000       16,865,400
       Transportation, Series F, 5.00%, 11/15/35 .................................................    11,000,000       10,919,700
    MTA Service Contract Revenue,
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10 ....................................     7,500,000        7,447,500
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11 ....................................     7,590,000        7,428,561
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13 ....................................     2,065,000        1,914,998
       Refunding, Series A, 5.125%, 1/01/29 ......................................................    33,105,000       33,349,315


                     4 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
       MTA Service Contract Revenue, (continued)
       Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 ........................................   $50,000,000   $   50,969,000
       Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 .........................................    12,760,000       13,042,379
       Series B, 5.375%, 1/01/30 .................................................................    50,000,000       50,788,000
       Series B, MBIA Insured, 5.00%, 1/01/31 ....................................................    22,290,000       22,694,118
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/10 .....................................     9,000,000        8,937,000
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/12 .....................................    15,380,000       14,677,595
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/13 .....................................     7,935,000        7,358,602
    Nassau County GO,
       General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35 .........................    27,210,000       27,778,145
       General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39 ..........................    28,190,000       28,898,415
       Sewer and Storm Water Resources, Series D, Assured Guaranty, 5.25%, 10/01/39 ..............     7,620,000        7,811,491
    New York City GO,
       Citysavers, Series B, zero cpn., 8/01/10 ..................................................     2,690,000        2,675,366
       Citysavers, Series B, zero cpn., 6/01/12 ..................................................     1,030,000        1,051,537
       Citysavers, Series B, zero cpn., 12/01/12 .................................................     1,030,000        1,041,691
       Citysavers, Series B, zero cpn., 6/01/13 ..................................................     1,030,000        1,018,639
       Citysavers, Series B, zero cpn., 12/01/13 .................................................     1,030,000        1,007,361
       Citysavers, Series B, zero cpn., 6/01/14 ..................................................     1,030,000          979,994
       Citysavers, Series B, zero cpn., 12/01/14 .................................................     1,030,000          967,458
       Citysavers, Series B, zero cpn., 6/01/15 ..................................................     1,030,000          942,193
       Citysavers, Series B, zero cpn., 12/01/15 .................................................     1,030,000          929,039
       Citysavers, Series B, zero cpn., 6/01/16 ..................................................     1,030,000          897,995
       Citysavers, Series B, zero cpn., 12/01/16 .................................................     1,030,000          884,162
       Citysavers, Series B, zero cpn., 6/01/17 ..................................................     1,030,000          854,107
       Citysavers, Series B, zero cpn., 12/01/17 .................................................     1,030,000          839,914
       Citysavers, Series B, zero cpn., 6/01/18 ..................................................     1,030,000          813,978
       Citysavers, Series B, zero cpn., 12/01/18 .................................................     1,005,000          780,362
       Citysavers, Series B, zero cpn., 6/01/19 ..................................................     1,030,000          770,934
       Citysavers, Series B, zero cpn., 12/01/19 .................................................     1,030,000          756,741
       Citysavers, Series B, zero cpn., 6/01/20 ..................................................    10,000,000        6,617,300
       Fiscal 2003, Series I, 5.00%, 3/01/29 .....................................................    10,000,000       10,134,200
       Fiscal 2003, Series I, 5.00%, 3/01/30 .....................................................    14,785,000       14,969,073
       Pre-Refunded, 5.50%, 5/15/24 ..............................................................     8,920,000        9,329,785
       Refunding, 5.50%, 5/15/24 .................................................................     1,080,000        1,103,317
       Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22 ........................................    15,000,000       15,702,150
       Series A, FSA Insured, 6.00%, 5/15/30 .....................................................     1,095,000        1,122,693
       Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 .......................................     5,155,000        5,409,863
       Series B, 7.00%, 2/01/18 ..................................................................        25,000           25,110
       Series C, 7.00%, 2/01/12 ..................................................................       705,000          720,581
       Series C, FSA Insured, Pre-Refunded, 5.125%, 3/15/25 ......................................     6,335,000        6,973,631
       Series D, 8.00%, 8/01/17 ..................................................................         5,000            5,120
       Series D, 7.50%, 2/01/18 ..................................................................         5,000            5,022
       Series D, 5.125%, 8/01/19 .................................................................     1,985,000        2,041,354
       Series D, 5.50%, 6/01/24 ..................................................................    16,160,000       16,842,922
       Series D, 5.125%, 12/01/28 ................................................................     5,230,000        5,434,441
       Series D, 5.00%, 10/15/29 .................................................................     5,000,000        5,077,750
       Series D, 5.00%, 11/01/34 .................................................................     5,000,000        5,047,200


                     Quarterly Statement of Investments | 5

Franklin New York Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City GO, (continued)
       Series D, Pre-Refunded, 5.50%, 6/01/24 ....................................................   $ 7,785,000   $    8,694,911
       Series E, Sub Series E-1, 6.00%, 10/15/23 .................................................     7,000,000        8,020,040
       Series E, Sub Series E-1, 6.25%, 10/15/28 .................................................    10,000,000       11,336,300
       Series F, 5.30%, 1/15/26 ..................................................................    24,070,000       24,815,689
       Series F, Pre-Refunded, 5.30%, 1/15/26 ....................................................    20,930,000       23,597,528
       Series H, 7.20%, 2/01/15 ..................................................................         5,000            5,022
       Series H, FSA Insured, 5.375%, 8/01/27 ....................................................     7,595,000        7,635,861
       Series H, MBIA Insured, 5.125%, 8/01/25 ...................................................     3,645,000        3,663,990
       Series I, Sub Series I-1, 5.375%, 4/01/36 .................................................    17,500,000       18,346,825
       Series J, Sub Series J-1, 5.00%, 5/15/33 ..................................................    19,500,000       19,858,800
       Series J, Sub Series J-1, 5.00%, 5/15/36 ..................................................     7,895,000        7,991,319
       Series J, Sub Series J1, AMBAC Insured, 5.00%, 6/01/23 ....................................    20,000,000       20,846,400
       Series M, 5.00%, 4/01/35 ..................................................................    10,000,000       10,086,700
    New York City HDC, MFHR, Series C-1,
       5.25%, 11/01/29 ...........................................................................     6,110,000        6,225,968
       5.50%, 11/01/34 ...........................................................................     3,000,000        3,083,520
       5.55%, 11/01/39 ...........................................................................     3,300,000        3,394,182
       5.70%, 11/01/46 ...........................................................................    12,500,000       12,901,875
    New York City IDA Civic Facility Revenue,
       Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35 ..................     7,820,000        6,182,727
       Institute of International Education Inc. Project, 5.25%, 9/01/21 .........................     1,530,000        1,566,307
       Institute of International Education Inc. Project, 5.25%, 9/01/31 .........................     5,235,000        5,280,283
       New York University Project, AMBAC Insured, 5.00%, 7/01/31 ................................    18,000,000       18,155,160
       Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 ......................     3,730,000        2,976,354
    New York City IDAR,
       Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/39 .............................     8,000,000        6,921,200
       Yankee Stadium, Pilot, Assured Guaranty, 7.00%, 3/01/49 ...................................    15,000,000       16,541,850
    New York City Municipal Finance Authority Revenue, Series D, FSA Insured, 5.00%, 6/15/38 .....    59,000,000       59,979,400
    New York City Municipal Finance Authority Water and Sewer System Revenue,
       2002, Series B, 5.00%, 6/15/26 ............................................................    25,000,000       25,416,000
       Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37 ...........................     5,000,000        5,063,950
       Series B, 5.00%, 6/15/36 ..................................................................    25,000,000       25,313,750
    New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35 ..........................................    10,000,000       10,100,900
       Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38 ..........................................    52,000,000       52,800,280
       Refunding, Series A, 5.00%, 6/15/39 .......................................................    34,950,000       35,261,754
       Refunding, Series B, 6.10%, 6/15/31 .......................................................    11,005,000       11,535,661
       Refunding, Series B, 6.00%, 6/15/33 .......................................................     6,040,000        6,326,538
       Refunding, Series B, 5.00%, 6/15/36 .......................................................    26,700,000       26,969,403
       Refunding, Series D, 5.00%, 6/15/37 .......................................................     4,865,000        4,913,261
       Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39 ........................................     7,900,000        7,970,468
       Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 ........................................    34,175,000       34,779,214
       Second General Resolution, Refunding, Series GG-1, 5.00%, 6/15/39 .........................    25,000,000       25,346,000
       Second General Resolution, Series AA, 4.75%, 6/15/37 ......................................    40,000,000       39,390,400
       Series A, 5.75%, 6/15/40 ..................................................................     6,550,000        7,148,080
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 6/15/33 ......................................     7,000,000        7,566,020
       Series B, Pre-Refunded, 6.10%, 6/15/31 ....................................................     3,995,000        4,214,365
       Series B, Pre-Refunded, 6.00%, 6/15/33 ....................................................    10,260,000       10,815,374


                     6 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City Transitional Finance Authority Building Aid Revenue,
       Fiscal 2007, Series S-2, FGIC Insured, 5.00%, 1/15/37 .....................................   $22,000,000   $   22,066,000
       Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34 ........................................    75,000,000       75,607,500
       Fiscal 2009, Series S-1, 5.75%, 7/15/38 ...................................................    30,000,000       31,791,900
       Fiscal 2009, Series S-2, 6.00%, 7/15/38 ...................................................    50,000,000       54,063,000
       Fiscal 2009, Series S-3, 5.25%, 1/15/39 ...................................................    29,485,000       30,206,498
       Fiscal 2009, Series S-4, 5.75%, 1/15/39 ...................................................    30,000,000       31,848,900
       Fiscal 2009, Series S-5, 5.25%, 1/15/39 ...................................................    27,000,000       27,660,690
    New York City Transitional Finance Authority Revenue,
       Future Tax Secured, 2005, Series B, 5.00%, 5/01/26 ........................................     1,515,000        1,525,408
       Future Tax Secured, 2005, Series C, 5.00%, 5/01/29 ........................................     1,485,000        1,501,870
       Future Tax Secured, Refunding, Series B, 5.00%, 5/01/30 ...................................     7,290,000        7,445,423
       Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 ....................     2,900,000        2,957,507
       Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 .....................    15,000,000       15,185,100
       Future Tax Secured, Series A, 5.25%, 8/01/31 ..............................................    28,205,000       29,189,919
       Future Tax Secured, Series A, 5.00%, 5/01/34 ..............................................    20,000,000       20,585,600
       Future Tax Secured, Series A, 5.00%, 5/01/38 ..............................................    20,000,000       20,460,400
       Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 ................................    15,805,000       16,012,520
       Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ..................       260,000          278,743
       Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 ...............................    20,000,000       20,673,600
       Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 ................................       460,000          495,057
       Future Tax Secured, Series A, Pre-Refunded, 5.25%, 8/01/31 ................................     2,400,000        2,747,496
       Future Tax Secured, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/30 .................       100,000          110,168
       Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 ...............................    15,000,000       15,747,000
       Future Tax Secured, Series B, Pre-Refunded, 5.00%, 5/01/30 ................................       230,000          253,386
       Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/24 ...............................    16,800,000       17,544,072
       Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 ...............................    13,660,000       14,250,932
       Future Tax Secured, Series D, 5.00%, 2/01/27 ..............................................    62,025,000       64,122,065
       Future Tax Secured, Series E, 5.00%, 2/01/25 ..............................................     5,000,000        5,194,950
       Future Tax Secured, Series E, 5.00%, 2/01/27 ..............................................    10,000,000       10,338,100
       Future Tax Secured, Series E, 5.00%, 2/01/33 ..............................................     8,895,000        9,053,509
       Future Tax Secured Bonds, Series C, MBIA Insured, 5.00%, 5/01/29 ..........................       335,000          338,692
    New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
       Series A, AMBAC Insured, Pre-Refunded, 5.25%, 1/01/29 .....................................    79,840,000       81,903,864
    New York City Trust for Cultural Resources Revenue,
       Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 .......................    15,500,000       15,807,210
       Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ...............................    10,500,000       10,652,985
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
       AMBAC Insured, 5.00%,
       11/15/35 ..................................................................................    33,130,000       31,503,317
       11/15/44 ..................................................................................    31,000,000       27,864,350
    New York IDA Parking Facility Revenue, Royal Charter Presbyterian, FSA Insured, 5.25%,
       12/15/32 ..................................................................................     1,525,000        1,563,628
    New York Liberty Development Corp. Revenue,
       5.50%, 10/01/37 ...........................................................................    27,000,000       27,191,700
       Goldman Sachs Headquarters, 5.25%, 10/01/35 ...............................................    68,600,000       67,072,278


                     Quarterly Statement of Investments | 7

Franklin New York Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Lease Revenue,
       Court Facilities, Pre-Refunded, 6.00%, 5/15/39 ............................................   $58,245,000   $   61,124,633
       Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 .........................................    12,650,000       12,356,393
       State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27 .........     2,000,000        2,174,800
       State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31 .........     7,700,000        8,317,078
       State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32 .......................     5,500,000        6,085,805
       State University Dormitory Facilities, Series A, Pre-Refunded, 6.00%, 7/01/30 .............     5,750,000        6,075,623
    New York State Dormitory Authority Personal Income Tax Revenue, Series A, 5.00%, 3/15/38 .....     5,000,000        5,114,100
    New York State Dormitory Authority Revenue,
       FGIC Insured, Pre-Refunded, 5.125%, 5/15/31 ...............................................    22,000,000       24,556,180
       Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 ..........................     4,000,000        4,075,000
       Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 ...........................     5,500,000        5,351,775
       School Districts Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 ................     9,500,000        9,604,785
       Teachers College, MBIA Insured, 5.00%, 7/01/22 ............................................     2,885,000        2,974,493
       Teachers College, MBIA Insured, 5.00%, 7/01/32 ............................................     6,000,000        6,046,740
       Upstate Community Colleges, Series A, 5.00%, 7/01/27 ......................................     3,720,000        3,749,351
    New York State Dormitory Authority Revenues,
       Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 .........................................     4,730,000        4,743,291
       City University System, Consolidated Fourth General Resolution, Series A, Pre-Refunded,
          5.25%, 7/01/31 .........................................................................    12,000,000       12,994,320
       City University System, Consolidated Second General Resolution, Refunding, Series C,
          7.50%, 7/01/10 .........................................................................     2,995,000        3,154,514
       City University System Consolidated, Third General, Refunding, Series 1, FGIC Insured,
          5.25%, 7/01/25 .........................................................................     4,100,000        4,101,599
       Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
          5.00%, 7/01/29 .........................................................................     9,700,000       11,114,357
       Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
          5.125%, 7/01/34 ........................................................................    15,000,000       17,273,400
       Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 ...............................       490,000          480,014
       Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ............     5,000,000        4,640,350
       Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%,
          2/15/30 ................................................................................     5,000,000        5,054,500
       Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33 ...................    35,000,000       34,289,150
       Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
          6.00%, 2/15/25 .........................................................................     5,460,000        5,598,575
       Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
          6.00%, 2/15/30 .........................................................................     4,300,000        4,409,134
       Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
          5.25%, 8/15/31 .........................................................................     3,975,000        4,326,271
       Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
          5.50%, 2/15/21 .........................................................................     1,015,000        1,064,532
       Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
          5.50%, 8/15/21 .........................................................................     2,065,000        2,165,772
       Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
          5.25%, 8/15/30 .........................................................................     4,460,000        4,667,078
       Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 .........................................     5,995,000        5,957,351
       New School University, MBIA Insured, 5.00%, 7/01/31 .......................................     2,500,000        2,514,575
       New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 ...........................     4,900,000        4,864,867


                     8 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ..............................   $ 3,500,000   $    3,566,465
       New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ..............................     5,000,000        5,063,250
       New York University, Series A, FGIC Insured, 5.00%, 7/01/34 ...............................    15,200,000       15,361,272
       Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33 ..................     3,750,000        3,933,338
       Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34 .........    10,000,000       10,490,200
       Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39 .........    22,000,000       22,917,840
       Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/27 ................     2,435,000        2,503,302
       Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/32 ................     3,125,000        3,170,000
       Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%,
          7/01/33 ................................................................................     9,000,000        9,179,640
       Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%,
          7/01/38 ................................................................................     5,000,000        5,053,000
       Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%,
          7/01/37 ................................................................................     3,000,000        2,945,220
       Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ..........     7,750,000        7,701,407
       Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/33 ..........     5,200,000        4,942,288
       Non-State Supported Debt, Long Island University, Radian Insured, Pre-Refunded,
          5.125%, 9/01/23 ........................................................................       100,000          102,000
       Non-State Supported Debt, Long Island University, Radian Insured, Pre-Refunded, 5.25%,
          9/01/28 ................................................................................        80,000           81,600
       Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.125%,
          9/01/23 ................................................................................     1,700,000        1,625,540
       Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.25%,
          9/01/28 ................................................................................     1,420,000        1,330,796
       Non-State Supported Debt, Montefiore Medical Center, FGIC Insured, 5.00%, 2/01/28 .........    10,060,000       10,073,682
       Non-State Supported Debt, Mortgage Hospital, Montefiore, FHA Insured, 5.00%,
          8/01/24 ................................................................................     2,500,000        2,479,150
       Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
          MBIA Insured, 5.00%, 7/01/35 ...........................................................     5,000,000        4,928,300
       Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2,
          Sub Series 2-4, 5.00%, 1/15/27 .........................................................     5,000,000        5,088,650
       Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2,
          Sub Series 2-4, 5.00%, 1/15/28 .........................................................     5,000,000        5,064,500
       Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2,
          Sub Series 2-5, 5.00%, 1/15/32 .........................................................    20,000,000       19,760,000
       Non-State Supported Debt, New York and Presbyterian Hospital, FSA Insured, 5.00%,
          8/15/36 ................................................................................    14,185,000       13,735,903
       Non-State Supported Debt, New York University, AMBAC Insured, 5.00%, 7/01/26 ..............     5,475,000        5,727,124
       Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/38 ...................    22,800,000       23,123,532
       Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
          7/01/27 ................................................................................     5,470,000        5,692,356
       Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
          7/01/32 ................................................................................     5,000,000        5,096,950
       Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
          7/01/37 ................................................................................    10,805,000       10,936,929
       Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/38 ...................    26,995,000       27,378,059
       Non-State Supported Debt, New York University, Series B, 5.25%, 7/01/48 ...................    49,665,000       50,326,538
       Non-State Supported Debt, New York University, Series C, 5.00%, 7/01/38 ...................    25,000,000       25,354,750


                     Quarterly Statement of Investments | 9

Franklin New York Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
(a)    Non-State Supported Debt, North Shore L.I. Jewish, Refunding, Series E, 5.00%, 5/01/21 ....   $ 5,590,000   $    5,610,907
(a)    Non-State Supported Debt, North Shore L.I. Jewish, Refunding, Series E, 5.00%, 5/01/22 ....     2,300,000        2,291,306
       Non-State Supported Debt, North Shore L.I. Jewish, Refunding, Series E, 5.00%, 5/01/23 ....     2,150,000        2,120,567
       Non-State Supported Debt, North Shore L.I. Jewish, Refunding, Series E, 5.50%, 5/01/33 ....     3,000,000        2,952,960
(a)    Non-State Supported Debt, North Shore L.I. Jewish, Series A, 5.25%, 5/01/25 ...............     3,000,000        3,000,990
       Non-State Supported Debt, North Shore L.I. Jewish, Series A, 5.25%, 5/01/30 ...............     8,750,000        8,584,362
       Non-State Supported Debt, North Shore L.I. Jewish, Series A, 5.50%, 5/01/30 ...............     3,000,000        3,019,860
(a)    Non-State Supported Debt, North Shore L.I. Jewish, Series A, 5.50%, 5/01/37 ...............    13,000,000       12,740,390
       Non-State Supported Debt, North Shore L.I. Jewish Obligation Group, Series A, 5.00%,
          5/01/32 ................................................................................     6,250,000        5,687,688
       Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/26 .............     2,665,000        2,462,460
       Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/31 .............     2,500,000        2,151,400
       Non-State Supported Debt, Residential Institution for Children, 5.00%, 6/01/38 ............     5,000,000        5,052,550
       Non-State Supported Debt, School District Financing Program, Series C, FSA Insured,
          5.00%, 10/01/37 ........................................................................     6,550,000        6,698,226
       Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
          5.00%, 10/01/31 ........................................................................     4,000,000        4,092,080
       Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
          5.125%, 10/01/36 .......................................................................     5,000,000        5,060,650
       Non-State Supported Debt, School Districts Bond Financing, Refunding, Series C,
          MBIA Insured, 5.00%, 4/01/35 ...........................................................     7,525,000        7,645,400
       Non-State Supported Debt, School Districts Bond Financing, Series B, MBIA Insured,
          5.00%, 10/01/34 ........................................................................     5,000,000        5,023,200
       Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured,
          4.75%, 2/15/37 .........................................................................     5,000,000        4,327,650
       Non-State Supported Debt, University Rochester, Series A, 5.125%, 7/01/39 .................    10,500,000       10,706,430
       Non-State Supported Debt, Yeshiva University, Refunding, 5.00%, 9/01/38 ...................    14,535,000       14,694,594
       North Shore L.I. Jewish Group, Pre-Refunded, 5.50%, 5/01/33 ...............................     2,500,000        2,861,625
       Rockefeller University, Series A, Sub Series A1, 5.00%, 7/01/32 ...........................    11,500,000       11,729,885
       Skidmore College, FGIC Insured, 5.00%, 7/01/33 ............................................     6,565,000        6,651,592
       St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ..............................     1,000,000          908,300
       St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 ...............     5,310,000        5,802,449
       State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23 .......................     1,725,000        1,796,450
       State Supported Debt, FSA Insured, 5.00%, 2/15/33 .........................................    13,280,000       13,646,130
       State Supported Debt, FSA Insured, 5.00%, 2/15/38 .........................................    22,260,000       22,580,321
       State Supported Debt, Mental Health, Refunding, Series D, MBIA Insured, 5.00%,
          8/15/17 ................................................................................     2,250,000        2,250,743
       State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%,
          2/15/21 ................................................................................        95,000           99,636
       State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%,
          8/15/21 ................................................................................       205,000          215,004
       State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.25%,
          8/15/30 ................................................................................       165,000          172,661
       State Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28 ..................     7,690,000        7,732,449
       State Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%,
          2/15/28 ................................................................................     1,505,000        1,694,254
       State Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
          6.00%, 2/15/25 .........................................................................       640,000          656,243


                     10 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       State Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
          6.00%, 2/15/30 .........................................................................   $   565,000   $      579,340
       State Supported Debt, Mental Health Services, Series D, FSA Insured, 5.25%, 8/15/30 .......       145,000          146,454
       State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
          5.50%, 2/15/21 .........................................................................        25,000           26,220
       State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
          5.50%, 8/15/21 .........................................................................        45,000           47,196
       State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
          5.25%, 8/15/30 .........................................................................       230,000          240,679
       State Supported Debt, Mental Health Services Facilities Improvement, Series A,
          FSA Insured, 5.00%, 2/15/32 ............................................................    28,000,000       28,805,840
       State Supported Debt, Mental Health Services Facilities Improvement, Series B,
          FSA Insured, 5.00%, 2/15/32 ............................................................     8,680,000        8,929,810
       State Supported Debt, Mental Health Services Facilities Improvement, Series B,
          MBIA Insured, 5.25%, 8/15/31 ...........................................................     3,640,000        3,658,600
       State Supported Debt, Mental Health Services Facilities Improvement, Series B,
          MBIA Insured, Pre-Refunded, 5.25%, 8/15/31 .............................................     2,385,000        2,595,762
       State Supported Debt, Mental Health Services Facilities Improvement, Series E, 5.00%,
          2/15/30 ................................................................................    12,100,000       12,068,903
       State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/33 ...............    14,210,000       14,330,217
       State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/38 ...............    10,785,000       10,860,819
       State Supported Debt, State University Educational Facilities, Refunding, 5.00%,
          5/15/17 ................................................................................     3,180,000        3,202,483
       State Supported Debt, State University Educational Facilities, Refunding, 5.125%,
          5/15/21 ................................................................................     1,105,000        1,105,077
       State Supported Debt, Upstate Community Colleges, 6.00%, 7/01/31 ..........................    20,000,000       21,692,200
       State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
          7/01/19 ................................................................................     4,610,000        4,669,100
       State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
          7/01/28 ................................................................................    16,360,000       16,384,376
       W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 ......................................     6,800,000        6,826,384
       Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 ........................................    13,260,000       13,534,482
       Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 ........................................    23,510,000       23,693,143
    New York State Dormitory Authority State Personal Income Tax Revenue,
       Education, Refunding, Series C, 5.75%, 3/15/32 ............................................    30,100,000       33,359,529
       Education, Series A, 5.00%, 3/15/36 .......................................................     7,395,000        7,530,920
       Education, Series A, 5.00%, 3/15/37 .......................................................    69,750,000       71,108,032
       Education, Series A, AMBAC Insured, 5.00%, 3/15/34 ........................................    10,325,000       10,419,164
       Education, Series C, 5.00%, 12/15/31 ......................................................    17,305,000       17,879,526
       Education, Series C, 5.00%, 12/15/35 ......................................................    10,000,000       10,213,400
       Education, Series D, 5.00%, 3/15/36 .......................................................    49,000,000       49,958,930
       Series A, 5.00%, 2/15/34 ..................................................................    16,525,000       17,001,085
       Series A, 5.00%, 2/15/39 ..................................................................    20,705,000       21,158,232
    New York State Energy Research and Development Authority PCR, Niagara Mohawk Power
       Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ..............................    20,000,000       20,235,000
    New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%,
       6/15/14 ...................................................................................     1,190,000        1,190,107


                     Quarterly Statement of Investments | 11

Franklin New York Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
       Revolving Funds, New York City Municipal Water, Refunding, Series A, 5.00%, 6/15/37 .......   $ 2,700,000   $    2,779,083
       Revolving Funds, New York City Municipal Water, Refunding, Series B, 5.00%, 6/15/33 .......     6,510,000        6,724,504
       Revolving Funds, New York City Municipal Water, Refunding, Series B, 5.00%, 6/15/37 .......     5,310,000        5,442,378
       Revolving Funds, Pooled Financing, Series B, 5.25%, 5/15/31 ...............................     9,595,000        9,796,015
       Revolving Funds, Series C, 5.25%, 6/15/31 .................................................    37,600,000       38,424,944
       Series A, 5.125%, 6/15/38 .................................................................    35,000,000       36,264,550
    New York State GO, Series A, 5.00%, 2/15/39 ..................................................     6,000,000        6,168,240
    New York State HFA Service Contract Obligation Revenue,
       Series A, 6.50%, 3/15/24 ..................................................................       330,000          331,317
       Series A, 6.50%, 3/15/25 ..................................................................       105,000          105,419
       Series A, 6.00%, 3/15/26 ..................................................................       115,000          115,413
       Series C, 6.30%, 3/15/22 ..................................................................     1,950,000        1,957,469
       Series C, 5.50%, 3/15/25 ..................................................................    17,005,000       17,144,101
    New York State HFA State Personal Income Tax Revenue,
       Economic Development and Housing, Series A, FGIC Insured, 5.00%, 9/15/34 ..................    11,580,000       11,719,192
       Series A, 5.00%, 3/15/34 ..................................................................    10,000,000       10,218,800
       Series A, 5.00%, 3/15/38 ..................................................................    15,000,000       15,247,800
    New York State HFAR,
       Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 .................................     3,585,000        3,589,876
       Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ...............    19,670,000       19,699,112
       Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ..............    26,570,000       26,587,536
       MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 ...................................     2,280,000        2,290,465
       MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 ..............................................        80,000           80,183
    New York State Medical Care Facilities Finance Agency Revenue,
       Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23 ..........................     6,940,000        6,940,069
       Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33 .........................     5,880,000        5,884,939
       Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ..........................    13,200,000       13,211,352
       Security Mortgage, 2008, Series A, 6.375%, 11/15/20 .......................................     4,915,000        4,918,686
    New York State Mortgage Agency Homeowner Mortgage Revenue,
       Series 156, SONYMA Insured, 5.20%, 10/01/28 ...............................................     7,500,000        7,624,500
       Series 156, SONYMA Insured, 5.35%, 10/01/33 ...............................................    11,440,000       11,603,706
       Series 158, SONYMA Insured, 6.60%, 10/01/38 ...............................................     4,000,000        4,322,760
    New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
       5.25%, 6/01/21 ............................................................................     5,110,000        5,309,954
       5.25%, 12/01/21 ...........................................................................     8,025,000        8,324,894
       5.25%, 6/01/22 ............................................................................     3,400,000        3,518,694
       5.25%, 12/01/22 ...........................................................................     5,000,000        5,165,800
       5.00%, 6/01/23 ............................................................................     5,925,000        6,019,504
       5.00%, 12/01/23 ...........................................................................     3,000,000        3,047,850
    New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
       AMBAC Insured, 5.25%, 5/15/31 .............................................................     4,145,000        4,193,704
    New York State Power Authority Revenue, Series A, 5.25%,
       11/15/30 ..................................................................................     2,000,000        2,023,260
       11/15/40 ..................................................................................     9,000,000        9,069,030
    New York State Thruway Authority General Revenue,
       AMBAC Insured, 5.00%, 1/01/30 .............................................................    10,000,000       10,177,000
       Refunding, Series G, FSA Insured, 5.00%, 1/01/30 ..........................................    10,000,000       10,217,200
       Refunding, Series H, FGIC Insured, 5.00%, 1/01/37 .........................................    54,810,000       54,725,044


                     12 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Thruway Authority General Revenue, (continued)
       Refunding, Series H, FSA Insured, 5.00%, 1/01/32 ..........................................   $10,000,000   $   10,266,500
       Revenue, Series G, FSA Insured, 5.00%, 1/01/32 ............................................    35,000,000       35,527,450
       Series H, FSA Insured, 5.00%, 1/01/37 .....................................................    10,000,000       10,204,100
    New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
       Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 ........................................    20,000,000       20,964,400
       Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 ........................................    18,835,000       19,600,643
       Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 ....................................     2,000,000        2,082,240
       Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 ....................................     2,000,000        2,082,240
    New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
       Series A, 5.00%, 3/15/22 ..................................................................    14,270,000       14,714,510
    New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
       AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ..............................................    10,555,000       10,969,284
    New York State Urban Development Corp. Revenue,
       Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded, 5.25%,
          1/01/30 ................................................................................    10,000,000       10,609,800
       Empire State Development Corp., Series B, 5.00%, 1/01/26 ..................................     8,830,000        9,019,050
       Empire State Development Corp., Series B, 5.00%, 1/01/27 ..................................     7,730,000        7,878,725
       Empire State Development Corp., Series B, 5.00%, 1/01/28 ..................................     5,460,000        5,533,546
       FGIC Insured, 5.00%, 3/15/29 ..............................................................     7,000,000        7,170,800
       Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25 .............................     3,225,000        3,628,609
       Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32 .............    20,000,000       22,105,000
       Refunding, Series D, 5.625%, 1/01/28 ......................................................     3,780,000        4,023,697
       State Personal Income Tax, Series B-1, 5.00%, 3/15/36 .....................................    10,000,000       10,212,800
    Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%, 7/15/34 .........     9,000,000        9,062,280
    Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
       Refunding, MBIA Insured, zero cpn., 4/01/30 ...............................................    21,170,000        5,823,020
    Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Forty-eighth
       Series, FSA Insured, 5.00%,
       8/15/34 ...................................................................................    30,000,000       30,730,500
       8/15/37 ...................................................................................    74,235,000       75,745,682
    Sachem Central School District Holbrook GO, Series B, MBIA Insured, Pre-Refunded, 5.00%,
       10/15/27 ..................................................................................     3,885,000        4,415,808
       10/15/28 ..................................................................................     2,000,000        2,273,260
    Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
       10/15/29 ..................................................................................     5,195,000        5,423,216
       10/15/32 ..................................................................................    94,975,000       98,038,893
    Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48 ........................     7,225,000        7,250,938
    Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan
       Complex, AMBAC Insured, 5.00%, 4/15/16 ....................................................     2,720,000        2,753,538
    Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
       5.25%, 1/01/16 ............................................................................     4,000,000        3,642,240
       5.375%, 1/01/23 ...........................................................................     4,760,000        3,871,260
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1, AMBAC Insured,
       5.25%, 6/01/21 ............................................................................    18,000,000       18,799,560
    Tompkins County IDAR, Civic Facility, Cornell University Lake, Pre-Refunded, 5.75%,
       7/01/30 ...................................................................................     7,510,000        7,919,746
    Triborough Bridge and Tunnel Authority Revenues,
       5.00%, 11/15/24 ...........................................................................     6,965,000        7,437,366


                     Quarterly Statement of Investments | 13

Franklin New York Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    Triborough Bridge and Tunnel Authority Revenues, (continued)
       5.00%, 11/15/37 ...........................................................................   $30,000,000   $   30,400,800
       Convention Center Project, Series E, zero cpn., 1/01/12 ...................................    21,625,000       20,321,012
       General, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 ...............................    10,000,000       10,284,900
       General, Series A, 5.00%, 11/15/35 ........................................................     9,155,000        9,287,015
       General, Series A-2, 5.25%, 11/15/34 ......................................................    10,000,000       10,497,700
       General Purpose, Refunding, Series A, 5.00%, 1/01/27 ......................................    34,500,000       35,365,605
       General Purpose, Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 ........................     3,770,000        3,811,809
       General Purpose, Refunding, Series B, 5.125%, 11/15/29 ....................................    17,175,000       17,624,298
       General Purpose, Refunding, Series B, 5.00%, 11/15/32 .....................................    10,000,000       10,114,100
       General Purpose, Series A, 5.00%, 1/01/32 .................................................     6,110,000        6,161,629
       General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 ..................................    24,310,000       26,564,023
       General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 .....................     4,110,000        4,951,070
       General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 ...................................    15,000,000       18,069,600
       General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 ...................................    32,185,000       39,767,786
       Refunding, MBIA Insured, 5.00%, 11/15/26 ..................................................    10,000,000       10,297,000
       Refunding, MBIA Insured, 5.00%, 11/15/32 ..................................................    22,875,000       23,217,667
       Refunding, Series C, 5.00%, 11/15/33 ......................................................    31,840,000       32,568,499
       Refunding, Series C, 5.00%, 11/15/38 ......................................................    22,900,000       23,218,768
       Series A, FGIC Insured, 5.00%, 1/01/32 ....................................................     1,970,000        1,991,847
       Series D, 5.00%, 11/15/31 .................................................................    48,955,000       50,075,090
       sub. bond, AMBAC Insured, 5.00%, 11/15/28 .................................................    15,000,000       15,415,950
    United Nations Development Corp. Revenue, senior lien, Refunding, Series A, 5.25%,
       7/01/23 ...................................................................................     2,500,000        2,500,275
       7/01/25 ...................................................................................     2,000,000        2,000,220
    Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute Project,
       5.40%, 7/15/30 ............................................................................     1,000,000        1,016,900
       Series A, 5.50%, 7/15/29 ..................................................................     5,170,000        5,243,673
    Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured, 5.00%,
       12/01/27 ..................................................................................     8,115,000        8,275,920
    Westchester Tobacco Asset Securitization Corp. Revenue,
       Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 ........................................    15,000,000       15,979,500
       Refunding, 5.00%, 6/01/26 .................................................................     2,000,000        1,617,400
       Refunding, 5.125%, 6/01/38 ................................................................     7,000,000        5,245,940
    Yonkers GO,
       Refunding, Series B, NATL Insured, 5.00%, 8/01/30 .........................................     7,710,000        7,113,400
       Refunding, Series B, NATL Insured, 5.00%, 8/01/35 .........................................    17,130,000       15,012,047
       Series A, AMBAC Insured, 5.00%, 9/01/31 ...................................................    12,490,000       11,374,893
                                                                                                                   --------------
                                                                                                                    5,508,733,480
                                                                                                                   --------------
    U.S. TERRITORIES 4.7%
    PUERTO RICO 4.6%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/38 ............................................................................    15,600,000       15,651,480
    Puerto Rico Commonwealth GO,
       Public Improvement, Refunding, Series A, 5.00%, 7/01/20 ...................................    11,540,000       11,109,443
       Public Improvement, Refunding, Series A, 5.125%, 7/01/24 ..................................    17,580,000       16,592,707


                     14 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    Puerto Rico Commonwealth GO, (continued)
       Public Improvement, Refunding, Series A, MBIA Insured, 5.50%, 7/01/20 .....................   $17,810,000   $   17,866,101
       Refunding, Series C, Sub Series C-7, MBIA Insured, 6.00%, 7/01/27 .........................    10,500,000       10,606,365
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
       Pre-Refunded,
       5.00%, 7/01/36 ............................................................................     4,000,000        4,684,200
       5.50%, 7/01/36 ............................................................................    10,000,000       12,025,000
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding,
       Series A, 5.00%, 7/01/38 ..................................................................       575,000          475,031
       Series N, MBIA Insured, 5.25%, 7/01/32 ....................................................    24,225,000       21,369,599
    Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33 ................    32,250,000       31,773,345
    Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series P,
       6.50%, 7/01/30 ............................................................................    10,000,000       10,298,800
       6.75%, 7/01/36 ............................................................................    12,500,000       12,924,500
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, First Subordinate, Series A,
       5.75%, 8/01/37 ............................................................................    15,000,000       15,409,650
       6.00%, 8/01/42 ............................................................................    90,000,000       94,167,900
                                                                                                                   --------------
                                                                                                                      274,954,121
                                                                                                                   --------------
    VIRGIN ISLANDS 0.1%
    Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding, Series A,
       5.50%,
       10/01/15 ..................................................................................     2,500,000        2,513,975
       10/01/18 ..................................................................................     2,500,000        2,512,975
                                                                                                                   --------------
                                                                                                                        5,026,950
                                                                                                                   --------------
    TOTAL U.S. TERRITORIES .......................................................................                    279,981,071
                                                                                                                   --------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
       (COST $5,636,954,209) .....................................................................                  5,788,714,551
                                                                                                                   --------------
    SHORT TERM INVESTMENTS 2.8%
    MUNICIPAL BONDS 2.8%
    NEW YORK 2.8%
(b) New York City GO,
       Refunding, Series J, Sub Series J-4, Daily VRDN and Put, 0.12%, 8/01/25 ...................    15,000,000       15,000,000
       Series A, Sub Series A-8, Daily VRDN and Put, 0.11%, 8/01/18 ..............................     3,200,000        3,200,000
       Series E, Sub Series E-2, Daily VRDN and Put, 0.12%, 8/01/20 ..............................     7,300,000        7,300,000
       Series E, Sub Series E-2, Daily VRDN and Put, 0.12%, 8/01/34 ..............................    23,000,000       23,000,000
       Series I, Sub Series I-5, Daily VRDN and Put, 0.09%, 4/01/36 ..............................     1,800,000        1,800,000
(b) New York City IDAR, Liberty, One Bryant Park LLC, Series B, Daily VRDN and Put, 0.13%,
       11/01/39 ..................................................................................     9,800,000        9,800,000
(b) New York City Municipal Water Finance Authority Water and Sewer System Revenue, Refunding,
       Series B, Sub Series B-3, Daily VRDN and Put, 0.12%, 6/15/25 ..............................    33,300,000       33,300,000
(b) New York State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University,
       Refunding, Series C, Daily VRDN and Put, 0.12%, 7/01/37 ...................................     4,450,000        4,450,000
(b) Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure
       Obligations, Refunding, Series 3, Daily VRDN and Put, 0.10%, 6/01/20 ......................    37,400,000       37,400,000


                     Quarterly Statement of Investments | 15

Franklin New York Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                     -----------   --------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
(b) Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, Daily VRDN and
       Put, 0.09%, 12/01/37 ......................................................................   $29,000,000   $   29,000,000
                                                                                                                   --------------
    TOTAL SHORT TERM INVESTMENTS (COST $164,250,000) .............................................                    164,250,000
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $5,801,204,209) 100.7% ...............................................                  5,952,964,551
    OTHER ASSETS, LESS LIABILITIES (0.7)% ........................................................                    (40,532,867)
                                                                                                                   --------------
    NET ASSETS 100.0% ............................................................................                 $5,912,431,684
                                                                                                                   ==============

See Abbreviations on page 19.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statement of Investments.


                     16 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund
(Fund).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At August 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................   $5,801,325,936
                                                 ==============
Unrealized appreciation ......................   $  202,104,456
Unrealized depreciation ......................      (50,465,841)
                                                 --------------
Net unrealized appreciation (depreciation) ...   $  151,638,615
                                                 ==============


                     Quarterly Statement of Investments | 17

Franklin New York Tax-Free Income Fund

4. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At August 31, 2009, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through October 23, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.


                     18 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC - American Municipal Bond Assurance Corp.
BHAC  - Berkshire Hathaway Assurance Corp.
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
HDC   - Housing Development Corp.
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
MBIA  - Municipal Bond Investors Assurance Corp. (effective February 18, 2009,
        MBIA spun-off and established National Public Financial Guarantee Corp. as a subsidiary under MBIA)
MFHR  - Multi-Family Housing Revenue
MFM   - Multi-Family Mortgage
MTA   - Metropolitan Transit Authority
NATL  - National Public Financial Guarantee Corp.
PBA   - Public Building Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
XLCA  - XL Capital Assurance

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 19





Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND



By /s/LAURA F. FERGERSON
  --------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/LAURA F. FERGERSON
  ---------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  October 28, 2009



By /s/GASTON GARDEY
  --------------------------------
      Gaston Gardey
      Chief Financial Officer and
        Chief Accounting Officer
Date  October 28, 2009